Federated Hermes Income Securities Trust

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

May 29, 2026

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	Federated Hermes Income Securities Trust (the “Registrant”)

Federated Hermes Floating Rate Strategic Income Fund

Class A Shares

Institutional Shares

R6 Shares

Federated Hermes Fund for U.S. Government Securities

Class A Shares

Class C Shares

Institutional Shares

(the “Funds”)

1933 Act File No. 033-03164 1940 Act File No. 811-04577

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated May 31, 2026, that otherwise would have been filed under Rule 497(c) under the 1933 Act, do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Funds which were electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 257 on May 27, 2026.

If you have any questions concerning the enclosed material, please contact Stefan Heidinger through at stefan.heidinger@federatedhermes.com or (412) 288-6423.

Respectfully Submitted,

/ s / George F. Magera
George F. Magera
Assistant Secretary